.................................
                                               .          OMB APPROVAL         .
                                               .................................
                                               .OMB Number:          3235-0006 .
                                               .Expires:      October 31, 2003 .
                                               .Estimated average              .
                                               .  burden hours per             .
                                               .  response:...............23.5 .
                                               .................................

    THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 1
                                               -

This Amendment (Check only one.):  [_]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/s/ Brian S. Kriftcher
-----------------------------------------------------------------------
Signature

New York, New York
-----------------------------------------------------------------------
City, State

August 20, 2001
-----------------------------------------------------------------------
Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:


Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                25

Form 13F Information Table Value Total:         $ 453,955 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                     FORM 13F INFORMATION TABLE




------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title     CUSIP       Value       Shrs or    SH/PRN  Put/    Investment    Other          Voting Authority
--------------     -----     -----       ------      --------   ------  ----    ----------    -----          ----------------
                    of                   (x$1000)    prn amt            Call    Discretion    Managers   Sole       Shared      None
                    --                   --------    -------            ----    ----------    --------   ----       ------      ----
                   Class
                   -----
------------------------------------------------------------------------------------------------------------------------------------

AMFM INC COM       COM     0011693100      40,365    585,000      SH                 SOLE                 585,000
------------------------------------------------------------------------------------------------------------------------------------
BATTLE MTN         COM     071593107        1,203    550,000      SH                 SOLE                 550,000
GOLD CO USD.10
COM
------------------------------------------------------------------------------------------------------------------------------------
BCE INC CAD        COM     05534B109        1,458     13,300      SH                 SOLE                  13,300
COM NPV
------------------------------------------------------------------------------------------------------------------------------------
BESTFOODS INC      COM     08658U101      107,116  1,546,800      SH                 SOLE               1,546,800
COM
------------------------------------------------------------------------------------------------------------------------------------
BURR BROWN         COM     122574106        7,802     90,000      SH                 SOLE                  90,000
CORP COM
------------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP       COM     190441105       26,785    440,000      SH                 SOLE                 440,000
COM
------------------------------------------------------------------------------------------------------------------------------------
GLAXO              ADR     37733W105        3,284     56,800      SH                 SOLE                  56,800
WELLCOME PLC
SPONS ADR
------------------------------------------------------------------------------------------------------------------------------------
LYCOS INC COM      COM     550818108        1,291     23,900      SH                 SOLE                  23,900
------------------------------------------------------------------------------------------------------------------------------------
MARK IV INDS       COM     570387100       11,419    547,000      SH                 SOLE                 547,000
INC COM
------------------------------------------------------------------------------------------------------------------------------------
NABISCO HLDG       COM     629526104       82,583  1,573,000      SH                 SOLE               1,573,000
CORP CL A COM
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT            COM     651639106          917     42,400      SH                 SOLE                  42,400
MINING CORP
USD1.6 COM
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT            PUT     651639N06          863      1,000      SH                 SOLE                   1,000
MINING CORP
USD1.6 COM
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS    COM     656568102       11,930    174,804      SH                 SOLE                 174,804
CORP COM
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title     CUSIP       Value       Shrs or    SH/PRN  Put/    Investment    Other          Voting Authority
--------------     -----     -----       ------      --------   ------  ----    ----------    -----          ----------------
                    of                   (x$1000)    prn amt            Call    Discretion    Managers   Sole       Shared      None
                    --                   --------    -------            ----    ----------    --------   ----       ------      ----
                   Class
                   -----
------------------------------------------------------------------------------------------------------------------------------------
PALM INC COM       CALL    6966420HL        1,252     37,500      SH                 SOLE                  37,500
STK
------------------------------------------------------------------------------------------------------------------------------------
RELIASTAR FINL     COM     75952U103       44,137    841,700      SH                 SOLE                 841,700
CORP COM
------------------------------------------------------------------------------------------------------------------------------------
SANTA FE           COM     80218K105        2,590    227,700      SH                 SOLE                 227,700
SNYDER CORP
------------------------------------------------------------------------------------------------------------------------------------
SEAGRAM            COM     811850106       32,004    551,800      SH                 SOLE                 551,800
COMPANY LTD
CAD COM NP
------------------------------------------------------------------------------------------------------------------------------------
SYNDER             COM     832914105        4,000    168,400      SH                 SOLE                 168,400
COMMUNICATION
INC SNC C
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP        COM     852061100        1,275     25,000      SH                 SOLE                  25,000
USD2.50 COM
------------------------------------------------------------------------------------------------------------------------------------
TELEGLOBE INC      COM     87941V100        5,529    262,500      SH                 SOLE                 262,500
CAD M NPV
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER        COM     887315109        5,700     75,000      SH                 SOLE                  75,000
INC USD COM
------------------------------------------------------------------------------------------------------------------------------------
UNITED ASSET       COM     909420101          584     25,000      SH                 SOLE                  25,000
MANAGEMENT CORP
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM        COM    9281615103       33,061    284,284      SH                 SOLE                 284,284
WIRELESS CORP
COM
------------------------------------------------------------------------------------------------------------------------------------
YOUNG &            COM     987425105       21,863    382,300      SH                 SOLE                  382,300
RUBICAM INC
COM STK
------------------------------------------------------------------------------------------------------------------------------------
ZIFF DAVIS INC     COM     989511100        4,944    549,300      SH                 SOLE                  549,300
COM STK
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  25 DATA RECORDS                            453,955                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
